FCF International Quality ETF (formerly, TrimTabs International Free Cash Flow Quality ETF)
Schedule of Investments
October 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.0%
Communications - 5.6%
America Movil SAB de CV - ADR	38,097	$677,365
Kakaku.com, Inc.	29,301	967,916
KDDI Corp.	15,820	489,695
M3, Inc.	5,408	318,288
NetEase, Inc. - ADR	4,193	409,195
Publicis Groupe SA	8,033	538,040
SoftBank Corp.	38,264	521,881
Telenor ASA	30,608	483,147
Telstra Corp. Ltd.	135,638	389,767
		4,795,294
Consumer Discretionary - 14.2%
adidas AG	1,887	617,984
Bunzl PLC	13,921	514,774
BYD Co. Ltd. - Class H	14,148	539,335
Daimler AG	6,998	693,611
Domino's Pizza Enterprises Ltd.	8,383	854,223
Electrolux AB - Class B	20,596	467,415
Fast Retailing Co. Ltd.	764	506,160
Geberit AG	750	585,518
Hennes & Mauritz AB - Class B (c)	38,979	730,834
Howden Joinery Group PLC	47,199	594,138
Iida Group Holdings Co. Ltd.	18,600	457,432
JD Sports Fashion PLC	61,526	916,112
Lululemon Athletica, Inc. (a)(c)	1,643	765,654
LVMH Moet Hennessy Louis Vuitton SE	1,426	1,116,337
Next PLC	6,697	730,099
Pandora A/S	4,222	589,571
Rakuten Group, Inc.	29,124	319,412
Vipshop Holdings Ltd. - ADR (a)	5,303	59,181
Wesfarmers Ltd.	11,843	510,032
ZOZO, Inc.	19,080	610,192
		12,178,014
Consumer Staples - 7.3%
Alimentation Couche-Tard, Inc. - Class B	14,366	538,841
Coles Group Ltd.	51,715	666,788
Diageo PLC	14,741	732,713
Dollarama, Inc.	11,571	523,014
Jeronimo Martins SGPS SA	19,747	447,421
Kesko Oyj - Class B	18,450	599,111
L'Oreal SA	2,103	960,152
Reckitt Benckiser Group PLC	5,678	460,410
Unilever PLC	23,999	1,284,851
		6,213,301
Energy - 1.7%
Lundin Energy AB	17,131	676,623
Neste Oyj	7,910	440,648
Petroleo Brasileiro SA - ADR	32,747	321,576
		1,438,847
Financials - 14.6%
Admiral Group PLC	10,434	409,820
Allianz SE	2,253	523,890
China Merchants Bank Co. Ltd.	49,864	420,100
Commonwealth Bank of Australia	11,447	901,397
Deutsche Boerse AG	3,074	510,290
FinecoBank Banca Fineco SpA	40,287	769,135
Hargreaves Lansdown PLC	26,088	548,751
Hong Kong Exchanges & Clearing Ltd.	14,370	869,532
Investor AB - Class B	33,615	774,617
Japan Exchange Group, Inc.	20,140	475,956
Kinnevik AB - Class B (a)	14,847	582,003
Mitsubishi UFJ Financial Group, Inc.	56,364	307,845
Nihon M&A Center, Inc.	19,256	588,788
Partners Group Holding AG	651	1,135,837
Ping An Insurance Group Co. of China Ltd.	17,246	123,906
Royal Bank of Canada	13,082	1,360,659
Singapore Exchange Ltd.	62,360	447,642
Toronto-Dominion Bank	14,614	1,060,861
Zurich Insurance Group AG	1,614	715,512
		12,526,541
Health Care - 11.9%
Amplifon SpA	14,370	730,087
Astellas Pharma, Inc.	36,552	614,786
AstraZeneca PLC - ADR	12,056	752,053
Coloplast A/S - Class B	2,642	430,685
CSL Ltd.	1,873	423,378
Genmab A/S (a)	1,224	548,565
GN Store Nord AS	7,646	463,988
ICON PLC (a)	3,270	937,738
Novartis AG	10,612	876,684
Novo Nordisk A/S - Class B	16,288	1,782,694
Roche Holding AG	3,666	1,417,592
Sonic Healthcare Ltd.	11,351	341,806
Straumann Holding AG	238	494,404
Sysmex Corp.	2,704	333,804
		10,148,264
Industrials - 18.0%
Ashtead Group PLC	16,097	1,349,090
Atlas Copco AB - Class A	19,094	1,226,836
CNH Industrial NV	73,473	1,257,123
Deutsche Post AG	10,473	647,957
DSV PANALPINA A/S	2,055	477,584
Edenred	8,472	458,049
Epiroc AB - Class A	23,919	595,190
Ferguson PLC	6,343	954,445
GEA Group AG	16,193	797,249
Halma PLC	14,238	577,158
Hexagon AB - Class B	29,337	471,414
Husqvarna AB - Class B	60,824	865,120
Intertek Group PLC	7,385	494,725
Kone Oyj - Class B	11,007	750,214
Kuehne + Nagel International AG	2,052	646,125
Randstad NV	7,667	551,283
Recruit Holdings Co. Ltd.	15,763	1,047,225
Rentokil Initial PLC	54,228	436,674
Schindler Holding AG	1,610	418,853
Schneider Electric SE	2,264	389,700
SGS SA	198	585,609
WSP Global, Inc.	3,315	449,411
		15,447,034
Materials - 5.4%
BHP Group Ltd. - ADR (c)	4,403	241,461
BHP Group Ltd.	24,929	685,976
Fortescue Metals Group Ltd.	25,593	268,184
James Hardie Industries PLC	19,562	760,054
Novozymes A/S - Class B	8,891	653,803
Sika AG	2,361	799,377
Vale SA - ADR	38,634	491,811
West Fraser Timber Co. Ltd.	9,151	732,686
		4,633,352
Real Estate - 0.6%
Daito Trust Construction Co. Ltd.	4,432	549,066
Technology - 17.7%
Accenture PLC - Class A	2,803	1,005,688
ASML Holding NV	2,258	1,828,483
Atlassian Corp. PLC - Class A (a)	3,910	1,791,288
CGI, Inc. (a)	7,841	700,469
Check Point Software Technologies Ltd. (a)	4,422	528,871
Constellation Software, Inc.	510	896,287
Experian PLC	14,805	678,149
Infosys Ltd. - ADR	13,865	308,912
Logitech International SA	8,374	697,102
Nice Ltd. - ADR (a)(c)	1,307	369,907
Nintendo Co. Ltd.	1,308	576,105
Nomura Research Institute Ltd.	13,408	534,085
RELX PLC	33,584	1,040,566
Sharp Corp.	30,740	361,679
Telefonaktiebolaget LM Ericsson - Class B	34,691	379,711
Temenos AG	4,663	712,233
Tokyo Electron Ltd.	1,341	621,819
Trend Micro, Inc.	17,716	999,464
Wolters Kluwer NV	5,953	623,756
Xero Ltd. (a)	4,025	452,686
		15,107,260
TOTAL COMMON STOCKS (Cost $77,002,532)		83,036,973

REITs - 1.2%
Real Estate - 1.2%
Goodman Group	39,535	651,308
Segro PLC	21,485	380,038
TOTAL REITs (Cost $845,589)		1,031,346

MONEY MARKET FUND - 1.4%
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.01% (b)	1,200,466	1,200,466
TOTAL MONEY MARKET FUND (Cost $1,200,466)		1,200,466

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.4%
Investment Company - 1.4%
Mount Vernon Liquid Asset Portfolio, LLC, 0.10% (b)	1,165,535	1,165,535
TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $1,165,535)		1,165,535

Total Investments (Cost $80,214,122) - 101.0%		86,434,320
Liabilities in Excess of Other Assets - (1.0)%		(826,140)
TOTAL NET ASSETS - 100.0%		$85,608,180

     Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a) Non-income producing security.
(b) Rate disclosed is the seven day annualized yield as of October 31, 2021.
(c) All or a portion of this security was out on loan at October 31, 2021. Total loaned securities had a market value of $1,102,248 as of October 31, 2021.

For Fund compliance purposes, the Fund's sector classifications refer to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

FCF International Quality ETF
(formerly, TrimTabs International Free Cash Flow Quality ETF)
Summary of Fair Value Disclosure at October 31, 2021 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2021:

FCF International Quality ETF
(formerly, TrimTabs International Free Cash Flow Quality ETF)

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,074,300	$-	$-	$7,074,300
Brazil	813,387	-	-	813,387
Canada	7,027,882	-	-	7,027,882
China	1,551,717	-	-	1,551,717
Denmark	4,946,890	-	-	4,946,890
Finland	1,789,973	-	-	1,789,973
France	3,462,278	-	-	3,462,278
Germany	3,790,981	-	-	3,790,981
Hong Kong	869,532	-	-	869,532
India	308,912	-	-	308,912
Ireland	3,381,629	-	-	3,381,629
Israel	898,778	-	-	898,778
Italy	1,499,222	-	-	1,499,222
Japan	11,201,598	-	-	11,201,598
Mexico	677,365	-	-	677,365
Netherlands	3,003,522	-	-	3,003,522
New Zealand	452,686	-	-	452,686
Norway	483,147	-	-	483,147
Portugal	447,421	-	-	447,421
Singapore	447,642	-	-	447,642
Sweden	6,769,763	-	-	6,769,763
Switzerland	9,084,846	-	-	9,084,846
United Kingdom	13,053,502	-	-	13,053,502
Total Common Stocks	83,036,973	-	-	83,036,973
REITs
Australia	651,308	-	-	651,308
United Kingdom	380,038	-	-	380,038
Total REITs	1,031,346	-	-	1,031,346
Money Market Fund	1,200,466	-	-	1,200,466
Investment Purchased with the Cash Proceeds From Securities Lending	1,165,535	-	-	1,165,535
Total Investments	$86,434,320	$-	$-	$86,434,320

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by sector classifications.
The Fund did not invest in any Level 3 securities during the period.